PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation, Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Benefit Plan
Change in Projected benefit Obligation
Projected benefit obligation, beginning of year	$ 52	$ 58
Service cost	0	0	$ 2
Interest cost	2	2	2
Employee contributions	1	1
Plan amendments	0	(2)
Settlements	0	0
Benefits paid	(6)	(6)
Actuarial (gains) losses	(1)	(1)
Currency translation adjustments	0	0
Other	0	0
Projected benefit obligation, end of year	48	52	58
Change in Plan Assets
Fair value of plan assets, beginning of year	0	4
Actual return on plan assets	0	(1)
Employee contributions	1	1
Company contributions	5	2
Settlements	0	0
Benefits paid	(6)	(6)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	0	0	4
Funded Status at end of year	(48)	(52)
Recognized as:
Accrued and other current liabilities	(6)	(6)
Other non-current liabilities	(42)	(46)
U.S. Plan | Pension Benefit Plans
Change in Projected benefit Obligation
Projected benefit obligation, beginning of year	230	232
Service cost	2	2	2
Interest cost	8	8	10
Employee contributions	0	0
Plan amendments	0	0
Settlements	0	0
Benefits paid	(15)	(15)
Actuarial (gains) losses	9	3
Currency translation adjustments	0	0
Other	0	0
Projected benefit obligation, end of year	234	230	232
Change in Plan Assets
Fair value of plan assets, beginning of year	181	182
Actual return on plan assets	30	14
Employee contributions	0	0
Company contributions	10	0
Settlements	0	0
Benefits paid	(15)	(15)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	206	181	182
Funded Status at end of year	(28)	(49)
Recognized as:
Accrued and other current liabilities	0	0
Other non-current liabilities	(28)	(49)
Non-U.S. Plans | Pension Benefit Plans
Change in Projected benefit Obligation
Projected benefit obligation, beginning of year	230	217
Service cost	3	3	3
Interest cost	5	6	6
Employee contributions	0	0
Plan amendments	0	(4)
Settlements	(1)	(5)
Benefits paid	(4)	(5)
Actuarial (gains) losses	(9)	25
Currency translation adjustments	30	(8)
Other	0	1
Projected benefit obligation, end of year	254	230	217
Change in Plan Assets
Fair value of plan assets, beginning of year	128	126
Actual return on plan assets	7	7
Employee contributions	0	0
Company contributions	7	9
Settlements	(1)	(4)
Benefits paid	(4)	(5)
Currency translation adjustments	18	(5)
Fair value of plan assets, end of year	155	128	$ 126
Funded Status at end of year	(99)	(102)
Recognized as:
Accrued and other current liabilities	(2)	(2)
Other non-current liabilities	$ (97)	$ (100)